SCHEDULE OF NOTES PAYABLE (Details) (Parenthetical)											1 Months Ended					12 Months Ended
		Jul. 03, 2018	May 10, 2016	Oct. 18, 2013	Apr. 11, 2012	Mar. 15, 2011	Jan. 28, 2011	Jul. 27, 2010	Mar. 17, 2010	Jul. 22, 2005	Jun. 29, 2017	Apr. 24, 2016	Mar. 29, 2011	Jul. 27, 2010	Mar. 17, 2010	Dec. 31, 2021	Jun. 30, 2022
Gary Sumner [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]										Jun. 29, 2017
Interest rate	[1]										5.00%
Interest rate percentage	[1]										18.00%
Maturity date	[1]										Mar. 31, 2018
LTC International Corp [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]	Jul. 03, 2018
Interest rate	[1]	20.80%
Interest rate percentage	[1]	41.60%
Maturity date	[1]	Dec. 17, 2018
Richard Wynns [Member]
Short-Term Debt [Line Items]
Interest rate																5.00%	5.00%
Maturity date										Dec. 31, 2006
Richard Wynns [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]													Jul. 27, 2010
Interest rate	[1]							18.00%						18.00%
Interest rate percentage	[1]							21.00%
Maturity date	[1]													Jan. 23, 2011
William Rittman [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]		May 10, 2016
Interest rate percentage	[1]		16.00%
Maturity date	[1]		Aug. 29, 2016
Barclay Lyons [Member]
Short-Term Debt [Line Items]
Interest rate																21.00%	21.00%	[2]
Maturity date							Jul. 28, 2011
Barclay Lyons [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]					Mar. 15, 2011
Interest rate	[1]					18.99%
Interest rate percentage	[1]					28.99%			21.00%
Maturity date	[1]					Mar. 25, 2011
John Kroon [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]														Mar. 17, 2010
Interest rate	[1]								18.00%						18.00%
Maturity date	[1]														Sep. 13, 2010
Walter Jay Bell [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]			Oct. 18, 2013
Interest rate percentage	[1]			10.00%
Maturity date	[1]			Nov. 29, 2013
Bell [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]											Apr. 24, 2016
Interest rate percentage	[1]											10.00%
Maturity date	[1]											Jun. 30, 2016
George Ferch [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]												Mar. 29, 2011
Interest rate	[1]												0.00%
Interest rate percentage	[1]												21.00%
Maturity date													Jun. 27, 2011
Blackbridge [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]				Apr. 11, 2012
Interest rate	[1]				5.00%
Interest rate percentage	[1]				5.00%
Maturity date	[1]				May 25, 2012
Note Payable 1 [Member]
Short-Term Debt [Line Items]
Issuance date																Jun. 29, 2017
Interest rate																5.00%
Interest rate percentage																18.00%
Maturity date																Mar. 31, 2018
Note Payable 2 [Member]
Short-Term Debt [Line Items]
Issuance date																Jul. 03, 2018
Interest rate																20.80%
Interest rate percentage																41.60%
Maturity date																Dec. 17, 2018
Note Payable 3 [Member]
Short-Term Debt [Line Items]
Issuance date																Jul. 27, 2010
Interest rate																18.00%
Interest rate percentage																21.00%
Maturity date																Jan. 23, 2011
Note Payable 4 [Member]
Short-Term Debt [Line Items]
Issuance date																May 10, 2016
Interest rate																16.00%
Maturity date																Aug. 29, 2016
Note Payable 5 [Member]
Short-Term Debt [Line Items]
Issuance date																Mar. 15, 2011
Interest rate																18.99%
Interest rate percentage																28.99%
Maturity date																Mar. 25, 2011
Note Payable 6 [Member]
Short-Term Debt [Line Items]
Issuance date																Mar. 17, 2010
Interest rate																18.00%
Interest rate percentage																21.00%
Maturity date																Sep. 13, 2010
Note Payable 7 [Member]
Short-Term Debt [Line Items]
Issuance date																Oct. 18, 2013
Interest rate percentage																10.00%
Maturity date																Nov. 29, 2013
Note Payable 8 [Member]
Short-Term Debt [Line Items]
Issuance date																Apr. 24, 2016
Interest rate percentage																10.00%
Maturity date																Jun. 30, 2016
Note Payable 9 [Member]
Short-Term Debt [Line Items]
Issuance date																Mar. 29, 2011
Interest rate																21.00%
Interest rate percentage																0.00%
Maturity date																Jun. 27, 2011
Note Payable 10 [Member]
Short-Term Debt [Line Items]
Issuance date																Apr. 11, 2012
Interest rate																5.00%
Interest rate percentage																5.00%
Maturity date																May 25, 2012

[1]	Unless otherwise noted, interest is simple interest.
[2]	50% of the lesser of (i) the closing price on the day prior to conversion, or (ii) the volume-weighted-average closing price of the five-day trading period prior to conversion, though in no instance shall the conversion price be less than $0.0001.